Pension and Other Postretirement Benefits, Pension Fair Value of Investments in Entities That Calculate Net Asset Value Per Share (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
US Plans [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of investments in entities that calculate net asset value per share	$ 829
Unfunded commitments	72
US Plans [Member] | Commingled Funds [Member] | Domestic [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of investments in entities that calculate net asset value per share	109
Unfunded commitments	0
Remaining life
Redemption frequency (if currently eligible)	daily, pending market condition
Trade to settlement terms, minimum range	1 day
Trade to settlement terms, maximum range	3 days
Redemption notice period	3 to 4 days
US Plans [Member] | Commingled Funds [Member] | International [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of investments in entities that calculate net asset value per share	380
Unfunded commitments	0
Remaining life
Redemption frequency (if currently eligible)	daily, pending market condition
Trade to settlement terms, minimum range	1 day
Trade to settlement terms, maximum range	3 days
Redemption notice period	3 days
US Plans [Member] | Commingled Funds [Member] | Fixed income [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of investments in entities that calculate net asset value per share	198
Unfunded commitments	0
Remaining life
Redemption frequency (if currently eligible)	daily, pending market condition
Trade to settlement terms, minimum range	1 day
Trade to settlement terms, maximum range	3 days
Redemption notice period	3 to 7 days
US Plans [Member] | Real Estate [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of investments in entities that calculate net asset value per share	59
Unfunded commitments	12
Remaining life	10 years
Redemption frequency (if currently eligible)	quarterly, pending market condition
Trade to settlement terms, minimum range	15 days
Trade to settlement terms, maximum range	25 days
Redemption notice period	45 to 90 days
US Plans [Member] | Hedge Funds [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of investments in entities that calculate net asset value per share	73
Unfunded commitments	0
Remaining life
Redemption frequency (if currently eligible)	monthly, pending market condition
Trade to settlement terms, minimum range	10 days
Trade to settlement terms, maximum range	30 days
Redemption notice period	20 to 90 days
US Plans [Member] | Private Equity [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of investments in entities that calculate net asset value per share	10
Unfunded commitments	60
Remaining life	10 years
Redemption frequency (if currently eligible)	quarterly, pending market condition
Trade to settlement terms, minimum range
Trade to settlement terms, maximum range
Redemption notice period	N/A
Non-US Plans [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of investments in entities that calculate net asset value per share	303
Unfunded commitments	0
Non-US Plans [Member] | Commingled Funds [Member] | Domestic [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of investments in entities that calculate net asset value per share	31
Unfunded commitments	0
Remaining life
Redemption frequency (if currently eligible)	1 to 7 days, daily, pending market condition
Trade to settlement terms, minimum range	1 day
Trade to settlement terms, maximum range	3 days
Redemption notice period	1 to 3 days
Non-US Plans [Member] | Commingled Funds [Member] | International [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of investments in entities that calculate net asset value per share	128
Unfunded commitments	0
Remaining life
Redemption frequency (if currently eligible)	1 to 7 days, daily, pending market condition
Trade to settlement terms, minimum range	1 day
Trade to settlement terms, maximum range	3 days
Redemption notice period	1 to 3 days
Non-US Plans [Member] | Commingled Funds [Member] | Fixed income [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of investments in entities that calculate net asset value per share	144
Unfunded commitments	$ 0
Remaining life
Redemption frequency (if currently eligible)	daily, pending market condition
Trade to settlement terms, minimum range	1 day
Trade to settlement terms, maximum range	3 days
Redemption notice period	3 days